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[LOGO OF JOHN HANCOCK]

Law Sector
Insurance and Separate Accounts Dept.
John Hancock Place
P.O. Box 111
Boston, Massachusetts 02117
Arnold R. Bergman
Senior Counsel

May 18, 2004

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:  John Hancock Variable Series Trust I ("Registrant")
     Registration Statement on Form N-14
     File No. 333-114139

Dear Sir/Madam:

Pursuant to Rule 497(j) and in lieu of filing final printed prospectuses, we hereby certify on behalf of Registrant that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497 with respect to the above-captioned registration statement would not have differed from that contained in the most recent amendment to such registration statement, and

(2) the text of the most recent amendment to the above-captioned registration statement has been filed electronically.

Sincerely,

/s/ ARNOLD R. BERGMAN
Arnold R. Bergman
Senior Counsel